Income Taxes (Details) - Schedule of tax losses pending of amortize $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Tax losses available	$ 4,177,370
2013 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2013
Expiration Date	2023
Tax losses available	$ 3,823
2014 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2014
Expiration Date	2024
Tax losses available	$ 2,635
2015 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2015
Expiration Date	2025
Tax losses available	$ 8,988
2016 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2016
Expiration Date	2026
Tax losses available	$ 316,818
2017 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2017
Expiration Date	2027
Tax losses available	$ 329,500
2018 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2018
Expiration Date	2028
Tax losses available	$ 97,980
2019 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2019
Expiration Date	2029
Tax losses available	$ 886,466
2020 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2020
Expiration Date	2030
Tax losses available	$ 898,711
2021 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Origin Date	2021
Expiration Date	2031
Tax losses available	$ 1,632,449